Schedule of accurals (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accurals
Statutory accruals		$ 32,425	$ 17,866
Other accruals		25,759	16,120
Accruals	$ 107,154	$ 58,184	$ 33,986